NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of computation of net loss per common share
The following table sets forth the computation of net loss per common share (in thousands except share and per share amounts):

	Year Ended December 31,
	2021	2020
Numerator:
Net loss	$(220,609)	$(157,784)
Denominator:
Weighted-average common shares outstanding—basic and diluted	47,449,095	21,311,844

Net loss per share—basic and diluted	$(4.65)	$(7.40)